Compensation of key management (Tables)	12 Months Ended
Dec. 31, 2022
Compensation Of Key Management
Summary of compensation awarded to key management

	Years ended December 31,
	2022	2021	2020
	$	$	$
Salaries and short-term benefits	1,848	1,646	1,540
Consultant’s fees	17	163	167
Post-retirement benefits	63	70	86
Stock-based compensation	460	295	160
	2,388	2,174	1,953